Business combinations - Final fair values of the identifiable assets and liabilities of Zarplata (Details) - Zarplata - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 25, 2020
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired			100.00%	100.00%
Decrease of non-contractual customer relationships		₽ 53,694
Decrease in the deferred tax liability	₽ 47,818
Increase in goodwill		5,876
Acquisition-related costs			₽ 51,665
Assets
Intangible assets				₽ 1,094,227
Property and equipment				10,601
Deferred tax assets				8,420
Trade and other receivables				6,746
Indemnification asset	₽ 47,884	117,844		186,473
Prepaid expenses and other current assets				42,125
Cash and cash equivalents				95,701
Total Assets				1,444,293
Liabilities
Trade and other payables				27,210
Income tax payable				86,695
Provisions				488,646
Deferred tax liability				180,791
Total Liabilities				858,073
Goodwill		2,918,486		2,918,486
Purchase consideration				₽ 3,504,706
Non-contractual customer relationships
Disclosure of detailed information about business combination [line items]
Fair value of non contractual customer relationships		₽ 528,772